Financial Derivatives Contracts for Hedge Accounting (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Derivatives Contracts for Hedge Accounting [Abstract]
Percentage of hedges	100.00%
Other assets	$ 160,370	$ 160,531
Other Liabilities	$ 68,781	$ 85,725